CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (114,909)	$ 21,704	$ (169,635)
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Share-based compensation	14,082	7,218	6,552
Depreciation of property and equipment and amortization of land use rights	26,735	27,961	25,004
Deferred tax benefits	(21,271)	(317)	(2,250)
Allowance for doubtful accounts and loans receivable	24,598	32,614	29,712
Allowance for funds receivable	0	0	2,322
Realized and unrealized loss (gain) related to investment securities	165,931	(3,254)	(10,583)
Impairment on investments	0	2,768	2,232
Amortization of loan origination costs	0	191	1,302
Amortization of issuance costs and unamortized discount/premium for convertible senior notes	1,665	1,797	4,964
Loss on disposal of property and equipment	985	5,571	719
Deemed rental expense (Note 19)	162	159	154
Allowance of doubtful accounts of commitment deposit	0	206	0
Changes in operating assets and liabilities:
Accounts receivable	(18,395)	(437)	16,190
Funds receivable	509	2,330	7,769
Prepayments and other current assets	3,405	9,405	16,730
Commitment deposits	5,608	816	4,119
Loans receivable, current	0	30,901	214,824
Loans receivable, non-current	0	14,800	36,158
Amounts due from a related party	167	(445)	273
Other non-current assets	(3,443)	5,644	(317)
Deferred revenue	12,644	30,260	(6,535)
Accrued expenses and other liabilities	(42,877)	(39,343)	(17,574)
Customers' refundable fees	(2,861)	(22,651)	(27,580)
Income tax payable	(294)	(1,685)	(3,437)
Other non-current liabilities	2,564	676	127
Net cash generated from operating activities	55,005	126,889	131,240
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of short-term investments	(721,703)	(383,064)	(73,804)
Proceeds from maturity and disposal of fixed-rate time deposits and trading securities	164,350	373,363	89,952
Proceeds from disposal of available-for-sale securities	595,363	13,931	13,074
Acquisition of property and equipment	(96,117)	(65,885)	(24,576)
Origination of loans receivable	(134,802)	(212,824)	0
Repayment of loans receivable	149,545	86,931	0
Purchase of land use rights	0	(34,263)	0
Proceeds from government in connection of purchase of land use rights	14,368	0	0
Acquisition of long-term investments	(84,544)	(13,000)	(4,902)
Proceeds from disposal of property and equipment	230	5,755	924
Proceeds from disposal of equity investment with readily determinable fair value	6,645	0	0
Deposits for non-current assets	0	(55,456)	(128,614)
Net cash used in from investing activities	(106,665)	(284,512)	(127,946)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	2,974	4,785	1,664
Proceeds from short-term loans	36,327	0	296,558
Proceeds from long-term loans	66,843	111,475	67,721
Repayment of loans	(26,884)	(43,989)	(182,362)
Redemption of convertible senior notes	(44,560)	0	(394,300)
Repurchase of ordinary shares	0	0	(136,615)
Payment of loan origination costs	0	(302)	0
Net cash (used in) generated from financing activities	34,700	71,969	(347,334)
Exchange rate effect on cash, cash equivalents and restricted cash	(26,728)	29,302	(29,448)
Net decrease in cash, cash equivalents and restricted cash	(43,688)	(56,352)	(373,488)
Cash, cash equivalents and restricted cash at beginning of year	491,260	547,612	921,100
Cash, cash equivalents and restricted cash at end of year	447,572	491,260	547,612
Supplemental schedule of cash flow information:
Income tax paid	8,218	7,979	6,664
Interest paid	12,215	16,895	19,418
Acquisition of property and equipment through utilization of deposits	57,102	244,568	14,345
Acquisition of property and equipment included in accrued expenses and other liabilities	10,438	6,121	0
Long-term investments received in settlement of funds receivable	$ 0	$ 12,058	$ 13,947